Lease liabilities - Summary of Lease Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Presentation of leases for lessee [abstract]
Lease liabilities	₨ 1,782	₨ 1,387	₨ 1,089
Lease liabilities	₨ 330	₨ 259	₨ 347